Lease Arrangements - Summary of Right of Use Assets (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Recognition of Right-of-Use Assets
Lessee Lease Description [Line Items]
Cost	$ 1,056
Net	1,056
Recognition of Impairment
Lessee Lease Description [Line Items]
Cost	(1,056)
Net	$ (1,056)